COLUMBIA FUNDS INSTITUTIONAL TRUST

                               CMG Core Bond Fund
                  CMG Mortgage and Asset-Backed Securities Fund

              Supplement to the Prospectus dated December 1, 2006


         1. Effective December 15, 2007, the section in the prospectus entitled "Management - Management Fees and Portfolio Managers" for CMG Core Bond Fund is replaced in its entirety with the following:

         Alexander D. Powers is a co-manager for the Fund and has been associated with Columbia Advisors or its predecessors since July 2007.

         Jonathan P. Carlson is a co-manager for the Fund and has been associated with Columbia Advisors or its predecessors since June 2007.

         Michael Zazzarino is a co-manager for the Fund and has been associated with Columbia Advisors or its predecessors since July 2007.

         Brian Drainville is a co-manager for the Fund and has been associated with Columbia Advisors or its predecessors since 1996.

         2. Effective December 15, 2007, the section in the prospectus entitled "Management - Management Fees and Portfolio Managers" for CMG Mortgage and Asset-Backed Securities Fund is replaced in its entirety with the following:

         Michael Zazzarino is a co-manager for the Fund and has been associated with Columbia Advisors or its predecessors since July 2007.

         Lee Reddin is a co-manager for the Fund and has been associated with Columbia Advisors or its predecessors since March, 2000.



INT-47/137528-1107                                            November 28, 2007

                         COLUMBIA FUNDS SERIES TRUST I

                             Columbia Core Bond Fund

             Supplement to the Prospectuses dated September 1, 2007

     Effective December 15, 2007, the section of the Prospectuses captioned "Portfolio Managers" is removed and replaced in its entirety by the following disclosure:


                  Information about the Advisor's portfolio managers that are primarily responsible for overseeing the Fund's investments is shown in the table below. The SAI provides more information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Fund.

              -----------------------------------------------------------------
                  Alexander D. Powers
                  Service with the Fund (co-manager) since December 2007 Investment management experience since 1979.

                  Managing Director of the Advisor; associated with the Advisor or its predecessors since July 2007.

              -----------------------------------------------------------------
              -----------------------------------------------------------------
                  Jonathan P. Carlson
                  Service with the Fund (co-manager) since December 2007 Investment management experience since 1988.

                  Portfolio manager of the Advisor; associated with the Advisor or its predecessors since 2007.

              -----------------------------------------------------------------
              -----------------------------------------------------------------
                  Michael Zazzarino
                  Service with the Fund (co-manager) since December 2007 Investment management experience since 1988.

                  Managing Director of the Advisor; associated with the Advisor or its predecessors since July 2007.

              -----------------------------------------------------------------
              -----------------------------------------------------------------
                  Brian Drainville
                  Service with the Fund (co-manager) since November 2006 Investment management experience since 1994

                  Director of the Advisor; associated with the Advisor or its predecessors since 1996.

              -----------------------------------------------------------------


INT-47/137525-1107                                            November 28, 2007

                          COLUMBIA FUNDS SERIES TRUST

                            Corporate Bond Portfolio

               Supplement to the Prospectuses dated August 1, 2007

     Effective December 15, 2007, the section of the Prospectuses captioned "Portfolio Managers" is removed and replaced in its entirety by the following disclosure:

                  Information about the Advisor's portfolio managers that are primarily responsible for overseeing the Fund's investments is shown in the table below. The SAI provides more information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Fund.

              -----------------------------------------------------------------
                  Carl W. Pappo
                  Service with the Fund (co-manager) since November 2006 Investment management experience since 1991

                  Portfolio manager of the Advisor; associated with the Advisor or its predecessors since January 1993.

              -----------------------------------------------------------------
              -----------------------------------------------------------------
                  Brian Drainville
                  Service with the Fund (co-manager) since November 2006 Investment management experience since 1994

                  Director of the Advisor; associated with the Advisor or its predecessors since 1996.

              -----------------------------------------------------------------


INT-47/137527-1107                                            November 28, 2007

                          COLUMBIA FUNDS SERIES TRUST I

                        Columbia Federal Securities Fund
                                  the ("Fund")
              Supplement to the Prospectuses dated January 1, 2007

     Effective December 15, 2007, the section of the Prospectuses captioned "Portfolio Manager" is replaced in its entirety with the following:


PORTFOLIO MANAGER


     Jonathan P. Carlson, a portfolio manager of Columbia Advisors, is a co-manager for the Fund and has managed or co-managed the Fund since June 2007. Prior to joining Columbia Advisors in June 2007, Mr. Carlson was a portfolio manager and a partner at Merganser Capital Management since August 2004. Prior to August 2004, Mr. Carlson was a portfolio manager and mortgage-backed securities specialist at CIGNA Investment Management from August 2002 to August 2004. Prior to August 2002, Mr. Carlson was a portfolio manager at Zurich Scudder Investments from January 1998 to August 2002.

     Michael  Zazzarino,   a  managing director  of  Columbia  Advisors,  is  a
     co-manager for the Fund and has co-managed the Fund since December 2007. Mr. Zazzarino joined Columbia Advisors in July 2007. Mr. Zazzarino has been a Managing Director of U.S. Trust since March 2005. Prior to joining U.S. Trust, he was a Vice President and Portfolio Manager in the Core Fixed Income Group at Brown Brothers Harriman from December 1998 to February 2005.



INT-47/137427-1107                                            November 28, 2007

                          COLUMBIA FUNDS SERIES TRUST

                      Mortgage- and Asset-Backed Portfolio

               Supplement to the Prospectuses dated August 1, 2007

     Effective December 15, 2007, the section of the Prospectuses captioned "Portfolio Managers" is removed and replaced in its entirety by the following disclosure:

                  Information about the Advisor's portfolio managers that are primarily responsible for overseeing the Fund's investments is shown in the table below. The SAI provides more information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Fund.

              -----------------------------------------------------------------
                  Lee Reddin
                  Service with the Fund (co-manager) since December 2007 Investment management experience since 1992.

                  Vice President of the Advisor; associated with the Advisor or its predecessors since March 2000.

              -----------------------------------------------------------------
              -----------------------------------------------------------------
                  Michael Zazzarino
                  Service with the Fund (co-manager) since December 2007 Investment management experience since 1988.

                  Managing Director of the Advisor; associated with the Advisor or its predecessors since July 2007.

              -----------------------------------------------------------------



INT-47/137619-1107                                            November 28, 2007

                          COLUMBIA FUNDS SERIES TRUST

                         Columbia Total Return Bond Fund

               Supplement to the Prospectuses dated August 1, 2007

     Effective December 15, 2007, the section of the Prospectuses captioned "Portfolio Managers" is removed and replaced in its entirety by the following disclosure:

                  Information about the Advisor's portfolio managers that are primarily responsible for overseeing the Fund's investments is shown in the table below. The SAI provides more information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Fund.

              -----------------------------------------------------------------
                  Alexander D. Powers
                  Service with the Fund (co-manager) since December 2007 Investment management experience since 1979.

                  Managing director of the Advisor; associated with the Advisor or its predecessors since July 2007.

              -----------------------------------------------------------------
              -----------------------------------------------------------------
                  Jonathan P. Carlson
                  Service with the Fund (co-manager) since December 2007 Investment management experience since 1988.

                  Portfolio manager of the Advisor; associated with the Advisor or its predecessors since June 2007.

              -----------------------------------------------------------------
              -----------------------------------------------------------------
                  Carl W. Pappo
                  Service with the Fund (co-manager) since November 2006 Investment management experience since 1991

                  Portfolio manager of the Advisor; associated with the Advisor or its predecessors since January 1993.

              -----------------------------------------------------------------
              -----------------------------------------------------------------
                  Lee Reddin
                  Service with the Fund (co-manager) since December 2007 Investment management experience since 1992.

                  Vice President of the Advisor; associated with the Advisor or its predecessors since March 2000.

              -----------------------------------------------------------------
              -----------------------------------------------------------------
                  Kevin Cronk
                  Service with the Fund (co-manager) since November 2004 Investment management experience since 1994

                  Portfolio manager of the Advisor; associated with the Advisor or its predecessors since 1999.

              -----------------------------------------------------------------
              -----------------------------------------------------------------
                  Thomas LaPointe
                  Service with the Fund (co-manager) since March 2005 Investment management experience since 1994

                  Portfolio manager of the Advisor; associated with the Advisor or its predecessors since 1999.

              -----------------------------------------------------------------
              -----------------------------------------------------------------
                  Laura Ostrander
                  Service with the Fund (co-manager) since November 2004 Investment management experience since 1985

                  Portfolio manager of the Advisor; associated with the Advisor or its predecessors since 1996.
              -----------------------------------------------------------------




INT-47/137618-1107                                           November 28, 2007